As filed with Securities and Exchange Commission on October 7, 2019.
File Nos. 333-201800
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 18	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 269	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
Mark Matthes, Esq.
The Variable Annuity Life Insurance Company
2929 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☒  immediately upon filing pursuant to paragraph (b) of Rule 485
□  on (date), pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date), pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

The Variable Annuity Life Insurance Company Separate Account A
Cross Reference Sheet
Part A — Prospectus
Incorporated by reference to the Prospectuses dated May 1, 2019, as filed under Form N-4, Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 260 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240, filed on April 25, 2019, Accession No. 0001193125-19-119360.
Supplements dated October 7, 2019 to the prospectuses are included in Part A of this Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 269 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 260 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240, filed on April 25, 2019, Accession No. 0001193125-19-119360.
A supplement dated October 7, 2019 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 269 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240.
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 7, 2019

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after October 7, 2019. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated October 7, 2019. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-201800.

The percentages listed below apply to applications signed on or after October 7, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-201800.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS FLEX

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%

POLARIS INCOME PLUS DAILY FLEX
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(4)	3.75% / 2.75%(4)	3.00% / 3.00%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(4)	4.75% / 2.75%(4)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(5)	3.25% / 2.75%(5)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(5)	4.25% / 2.75%(5)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%

(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If one Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

(4)	If one Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(5)	If two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Dated: October 7, 2019

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advisory Variable Annuity

Polaris Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Preferred Solution Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC Separate Account A

Polaris Platinum Elite Variable Annuity

The date of the Prospectus has been changed to October 7, 2019. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to October 7, 2019.

Effective on or about October 7, 2019, the following Underlying Funds of the SunAmerica Series Trust (“SAST”) and PIMCO Variable Insurance Trust (“PVIT”) are available to contract owners for direct investment if a living benefit is not elected:

Underlying Fund	Managed By	Trust	Asset Class
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST	Stock
PIMCO Total Return Portfolio	Pacific Investment Management Company	PVIT	Bond
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company	PVIT	Bond

Effective on or about October 7, 2019, the above Underlying Funds and certain existing Underlying Funds previously only available for direct investment are added to the Investment Requirements for the Polaris Income Plus Flex and Polaris Income Plus Daily Flex living benefits as indicated below.

The following replaces the charts appearing under “Are there investment requirements if I elect a Living Benefit?” in the OPTIONAL LIVING BENEFIT section of the prospectus:

Investment Requirements for Polaris Income Plus Flex Income Option 1, 2 or 3

If you elect Polaris Income Plus Flex, you must allocate your assets in accordance with the following:

10% Secured Value Account

Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund

PIMCO Total Return

SA American Funds VCP Managed Allocation*

SA BlackRock VCP Global Multi Asset*

SA DFA Ultra Short Bond

SA Federated Corporate Bond SA Fixed Income Index SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond SA Invesco VCP Equity-Income* SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced* SA Schroders VCP Global Allocation* SA T. Rowe Price VCP Balanced* SA VCP Dynamic Allocation

   SA VCP Dynamic Strategy

   SA VCP Index Allocation

   SA Wellington Government and Quality Bond

   SA Wellington Real Return

DCA Fixed Accounts**

   6-Month DCA

   1-Year DCA

* You may invest up to a maximum of 50% in each of these

   Variable Portfolios.

** You may use a DCA Fixed Account to invest your target

   allocation in accordance with the investment requirements.

Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3

If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the following options:

10% Secured Value Account

Asset Allocation Portfolios

Up to 90% in one or more of the following Variable Portfolios:

Individually Managed Asset Allocation Portfolios:

   SA American Funds Asset Allocation

   SA BlackRock Multi-Asset Income

   SA Goldman Sachs Multi-Asset Insights

   SA JPMorgan Diversified Balanced

   SA Legg Mason Tactical Opportunities

   SA MFS Total Return

   SA PGI Asset Allocation

   SA Putnam Asset Allocation Diversified Growth

   SA T. Rowe Price Asset Allocation Growth

   SA Wellington Strategic Multi-Asset

Actively Managed Fund-of-Funds: SA Allocation Balanced SA Allocation Growth SA Allocation Moderate SA Allocation Moderate Growth

Index Fund-of-Funds Portfolios:

   SA Global Index Allocation 90/10

   SA Global Index Allocation 75/25

   SA Global Index Allocation 60/40

   SA Index Allocation 90/10

   SA Index Allocation 80/20

   SA Index Allocation 60/40

Volatility Control Portfolios:

   SA American Funds VCP Managed Allocation

   SA BlackRock VCP Global Multi Asset

   SA Invesco VCP Equity-Income

   SA PIMCO VCP Tactical Balanced

   SA Schroders VCP Global Allocation

   SA T. Rowe Price VCP Balanced

   SA VCP Dynamic Allocation

   SA VCP Dynamic Strategy

   SA VCP Index Allocation

   Fixed Income Portfolios:

   Goldman Sachs VIT Government Money Market

   PIMCO Total Return

   SA DFA Ultra Short Bond

   SA Federated Corporate Bond

   SA Fixed Income Immediate Index

   SA Fixed Income Index

   SA Goldman Sachs Global Bond

   SA JPMorgan MFS Core Bond

   SA Wellington Government & Quality Bond

   SA Wellington Real Return

   DCA Fixed Accounts*

   6-Month DCA

   1-Year DCA

*  You may use a DCA Fixed Account to invest your target
allocation in accordance with the investment requirements.

Build Your Own Allocation

You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:

FIXED INCOME PORTFOLIOS

Investment Requirement Minimum 18% Maximum 90%

Money Market Portfolio:

Goldman Sachs VIT Government Money Market Fund

Core Fixed Income Portfolios:

PIMCO Total Return

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government & Quality Bond

SA Wellington Real Return

DCA Fixed Accounts*

6-Month DCA

1-Year DCA

Fixed Accounts

1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION

PORTFOLIOS - CONTINUED

Large Core Portfolios:

SA American Funds Growth-Income

SA Franklin U.S. Equity Smart Beta

SA Large Cap Index

SA MFS Massachusetts Investors Trust

SA Oppenheimer Main Street Large Cap

Large Value Portfolios:

Invesco V.I. Comstock

Invesco V.I. Growth and Income

Lord Abbett Growth and Income

SA Dogs of Wall Street

SA JPMorgan Equity-Income

SA Large Cap Value Index

SA Legg Mason BW Large Cap Value

Large Growth Portfolios:

Invesco V.I. American Franchise

SA AB Growth

SA American Funds Growth

SA Janus Focused Growth
PRIMARY EQUITY AND ASSET ALLOCATION	SA Large Cap Growth Index
PORTFOLIOS	SA MFS Blue Chip Growth

Investment Requirement Minimum 0% Maximum 72%**

Global & International Portfolios:

SA Emerging Markets Equity Index

SA International Index

SA JPMorgan Global Equities

SA Morgan Stanley International Equities

SA Wellington Capital Appreciation Small & Mid Cap Portfolios: SA Mid Cap Index SA Small Cap Index

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED

Asset Allocation Portfolios:

Franklin Allocation VIP Fund

Franklin Income VIP Fund

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA BlackRock Multi-Asset Income

SA Global Index Allocation 60/40

SA Global Index Allocation 75/25

SA Global Index Allocation 90/10

SA Goldman Sachs Multi-Asset Insights

SA Index Allocation 60/40

SA Index Allocation 80/20

SA Index Allocation 90/10

SA JPMorgan Diversified Balanced

SA Legg Mason Tactical Opportunities

SA MFS Total Return

SA PGI Asset Allocation

SA Putnam Asset Allocation Diversified Growth

SA T. Rowe Price Asset Allocation Growth

SA Wellington Strategic Multi-Asset

OTHER EQUITY AND SPECIALTY

PORTFOLIOS

Investment Requirement Minimum 0% Maximum

27%***

Small & Mid Cap Portfolios:

SA AB Small & Mid Cap Value

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Mid-Cap Growth

SA WellsCap Aggressive Growth

Global & International Portfolios:

SA American Funds Global Growth

SA Fidelity Institutional AM® International Growth

SA JPMorgan Emerging Markets

SA Putnam International Growth and Income

SA Templeton Foreign Value

Specialty Portfolios:

PIMCO Emerging Markets Bond

SA Columbia Technology

SA Fidelity Institutional AM® Real Estate

SA PineBridge High-Yield Bond

Asset Allocation (Volatility Control Portfolios):

SA American Funds VCP Managed Allocation

SA BlackRock VCP Global Multi Asset

SA T. Rowe Price VCP Balanced

SA Invesco VCP Equity-Income

SA PIMCO VCP Tactical Balanced

SA Schroders VCP Global Allocation

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA VCP Index Allocation

* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

** You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.

*** You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.

Dated: October 7, 2019

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advisory Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC Separate Account A

Polaris Platinum Elite Variable Annuity

The date of the Prospectus has been changed to October 7, 2019. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to October 7, 2019.

Effective on or about October 7, 2019, the following Underlying Funds of the SunAmerica Series Trust (“SAST”) and PIMCO Variable Insurance Trust (“PVIT”) are available to contract owners for direct investment if a living benefit is not elected:

Underlying Fund	Managed By	Trust	Asset Class
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST	Stock
PIMCO Total Return Portfolio	Pacific Investment Management Company	PVIT	Bond
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company	PVIT	Bond

Dated: October 7, 2019

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information is changed to October 7, 2019.

Dated: October 7, 2019

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 260 under the Investment Company Act of 1940, File Nos. 333-201800 and 811-03240, filed on April 25, 2019:
•	The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.
•	The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.
(b)   Exhibits
(1)	(a)	Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A	1
	(b)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors	2
(2)	Form of Custody Agreements		Not Applicable
(3)	(a)	Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance Company and American General Distributors dated January 1, 2002	4
	(b)	Amendment No.1 to Distribution Agreement dated April 30, 2015	4
	(c)	Distribution Agreement between The Variable Annuity Life Insurance Company and AIG Capital Services, Inc. dated December 31, 2018	8
(4)	(a)	Variable Annuity Contract (V-803 (11/14))	4
	(b)	Nursing Home Waiver Rider (VE-7036-RI (11/14))	4
	(c)	Return of Purchase Payment Optional Death Benefit Endorsement (VE-8022 (11/14))	4
	(d)	Maximum Anniversary Value Optional Death Benefit Endorsement (VE-8023 (11/14))	4
	(e)	Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))	4
	(f)	Premium Plus Endorsement (VE-6245 (11/14))	4
	(g)	Individual Retirement Annuity Endorsement (VE-6171 (11/14))	4
	(h)	Roth IRA Endorsement (VE-6172 (11/14))	4
	(i)	SEP IRA Endorsement (VE-6173 (11/14))	4
	(j)	Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))	4
	(k)	State Deferred Compensation Plan Endorsement (VE-6066 (11/14))	4
	(l)	Economic Growth and Tax Relief Reconciliation Act (“EGTRRA) (VE-6174 (11/14))	4
	(m)	Extended Legacy Program Guide	4
	(n)	Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))	5
	(o)	Optional Guaranteed Living Benefit Endorsement (VE-6248 (12/15))	6
	(p)	Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (12/15))	7
	(q)	Optional Return of Purchase Payment Death Benefit Endorsement (VE-8022 (8/16))	7
	(r)	Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (12/15))	7
	(s)	Optional Maximum Anniversary Value Death Benefit Endorsement (VE-8023 (8/16))	7
	(t)	Optional Guaranteed Living Benefit Endorsement Daily (VE-8036 (12/16))	7
	(u)	Optional Return of Purchase Payment Death Benefit Rider (VE-8022 (12/18))	8
	(v)	Optional Maximum Anniversary Value Death Benefit Rider (VE-8023 (12/18))	8
	(w)	Optional Guaranteed Lifetime Income Rider (VE-8060 (12/18))	8
	(x)	Optional Guaranteed Lifetime Income Rider (VE-8075 (12/18))	8
(5)	Application for Contract
	(a)	Annuity Application (VA-579 (11/14))	4
	(b)	Annuity Application (VA-579 (10/16))	6
	(c)	Annuity Application (VA-579E (1/16))	6
	(d)	Annuity Application (VA-579E (10/16))	6

(6)	Corporate Documents of Depositor
	(a)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989	1
	(b)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990	1
	(c)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006	3
(7)	Reinsurance Contract		Not Applicable
(8)	Material Contracts
	(a)	Anchor Series Trust Fund Participation Agreement	4
	(b)	SunAmerica Series Trust Fund Participation Agreement	4
	(c)	Lord Abbett Fund Participation Agreement	4
	(d)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	4
	(e)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	4
	(f)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement Addendum	4
	(g)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	4
	(h)	Seasons Series Trust Fund Participation Agreement	4
	(i)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	6
(9)	Opinion of Counsel and Consent of Depositor		4
(10)	Consent		Filed Herewith
(11)	Financial Statements Omitted from Item 23		Not Applicable
(12)	Initial Capitalization Agreement		Not Applicable
(13)	Other
	(a)	Power of Attorney — The Variable Annuity Life Insurance Company Directors	8

1	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.
2	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003, Accession No. 0000899243-03-000987.
3	Incorporated by reference to Initial Registration Statement, File Nos. 333-137942 and 811-03240, filed on October 11, 2006, Accession No. 0001193125-06-206012.
4	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession No. 0001193125-15-149785.
5	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment 222, File Nos. 333-201800 and 811-03240, filed on April 29, 2016, Accession No. 0001193125-16-568272.
6	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment 233, File Nos. 333-201800 and 811-03240 filed on December 15, 2016, Accession No. 0001193125-16-794260.
7	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment 236, File Nos. 333-201800 and 811-03240 filed on April 26, 2017, Accession No. 0001193125-17-139091.
8	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment 260, File Nos. 333-201800 and 811-03240 filed on April 25, 2019, Accession No. 0001193125-19-119360.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
K EVIN T. HOGAN (3)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
T HOMAS J. DIEMER (2)	Director, Executive Vice President and Chief Financial Officer
T ERRI N. FIEDLER	Director
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
R OBERT J. SCHEINERMAN	Director and Chief Executive Officer, Group Retirement
C RAIG A. SABAL (4)	Director, Senior Vice President and Chief Investment Officer
Shawn M. Duffy (1)	Executive Vice President and Chief Distribution Officer
Todd A. McGrath	Executive Vice President and Chief Operating Officer
Glenn R. Harris	Executive Vice President
Eric S. Levy	Executive Vice President
William C. Kolbert (5)	Senior Vice President and Business Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Christine A. Nixon (1)	Senior Vice President and General Counsel
Roger A. Craig	Senior Vice President
Kara R. Boling	Senior Vice President, Operations
Axel P. Andre (1)	Senior Vice President, Market Risk Management
Christopher V. Muchmore (1)	Senior Vice President, Market Risk Management
C RAIG A. ANDERSON	Senior Vice President and Controller
Stewart R. Polakov (1)	Vice President
William L. Mask	Vice President
Edward P. Voit (7)	Vice President
Julie Cotton Hearne	Vice President and Secretary
M ANDA GHAFERI (1)	Attorney-in-Fact
Christina M. Haley (1)	Vice President, Product Filing
Mary M. Newitt (1)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Frank Kophamel	Vice President and Appointed Actuary
Mallary L. Reznik (1)	Vice President and Assistant Secretary
T. Clay Spires	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (4)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Justin J.W. Caulfield (2)	Vice President and Treasurer
Michelle D. Campion (3)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (3)	Vice President
Melissa H. Cozart	Privacy Officer
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Mark J. Happe	Vice President, 38a-1 Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Laszlo Kulin (4)	Investment Tax Officer
Alireza Vaseghi (4)	Managing Director and Chief Operating Officer, Institutional Markets

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	175 Water Street, New York, NY 10038

(3)	777 S. Figueroa Street, Los Angeles, CA 90017
(4)	80 Pine Street, New York, NY 10005
(5)	50 Danbury Road, Wilton, CT 06897
(6)	2000 American General Way, Brentwood, TN 37027
(7)	301 Grant Street, Pittsburgh, PA 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of September 30, 2019, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 2,879 of which 2,460 were qualified contracts and 419 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A

The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(2)	Director
James T. Nichols(1)	Director, President and Chief Executive Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael E. Treske	Chief Distribution Officer, Mutual Funds and Variable Annuities
Michael Fortey(2)	Chief Compliance Officer
John Thomas Genoy(1)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311.
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 4th day of October, 2019.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	October 4, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	October 4, 2019

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	October 4, 2019

TERRI N. FIEDLER	Director

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	October 4, 2019

ROBERT J. SCHEINERMAN	Director and Chief Executive Officer, Group Retirement

*CRAIG A. SABAL CRAIG A. SABAL	Director, Senior Vice President and Chief Investment Officer	October 4, 2019

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Controller	October 4, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	October 4, 2019